EARNING PER SHARE (Tables)	3 Months Ended
Sep. 30, 2023
EARNING PER SHARE
Schedule of earnings per share

	09/30/2023	09/30/2022
Numerator
(Loss) profit for the period (basic EPS)	(4,591,634)	498,297
(Loss) profit for the period (diluted EPS)	(4,591,634)	498,297
Denominator
Weighted average number of shares (basic EPS)	62,846,690	60,537,110
Weighted average number of shares (diluted EPS)	62,846,690	61,736,679

Basic (loss) profit attributable to ordinary equity holders of the parent	(0.0731)	0.0082
Diluted (loss) profit attributable to ordinary equity holders of the parent	(0.0731)	0.0081